Cover	May 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-14854
Entity Registrant Name	SALISBURY BANCORP, INC.
Entity Central Index Key	0001060219
Entity Tax Identification Number	06-1514263
Entity Incorporation, State or Country Code	CT
Entity Address, Address Line One	5 Bissell Street
Entity Address, City or Town	Lakeville
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06039
City Area Code	860
Local Phone Number	435-9801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	SAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false